Cover	Aug. 27, 2021
Cover [Abstract]
Entity Registrant Name	TGS International Ltd.
Entity Central Index Key	0001701859
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 27, 2021
Entity Incorporation State Country Code	NV
Entity File Number	333-217451
Entity Address Address Line 1	Unit N1, 3/F, W Luxe
Entity Address Address Line 2	No.5 On Yiu Street, Shatin
Entity Address City Or Town	New Territories
Entity Address Country	HK
City Area Code	852
Local Phone Number	2116.3863
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false